FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Schedule of Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and other	$ 1,321	$ 1,202
Loans and borrowings	11,666	$ 12,060
Derivative financial liabilities	138
Lease liabilities	622
Trade payables and accrued liabilities, Expected Cash Flows	1,321
Loans and borrowings, Expected Cash Flows	18,020
Derivative financial liabilities, Expected Cash Flows	139
Total contractual obligations	12,360
Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	815
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	1,321
Loans and borrowings, Expected Cash Flows	1,059
Derivative financial liabilities, Expected Cash Flows	22
Total contractual obligations	525
Less than 1 year | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	113
1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,681
Derivative financial liabilities, Expected Cash Flows	22
Total contractual obligations	368
1 - 3 Years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	203
3 – 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	2,683
Derivative financial liabilities, Expected Cash Flows	20
Total contractual obligations	1,346
3 – 5 years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	144
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables and accrued liabilities, Expected Cash Flows	0
Loans and borrowings, Expected Cash Flows	11,597
Derivative financial liabilities, Expected Cash Flows	75
Total contractual obligations	10,121
More than five years | Leases
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual obligations	355
Subordinated Hybrid Notes
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings	1,022
Loans and borrowings, Expected Cash Flows	1,409
Subordinated Hybrid Notes | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	54
Subordinated Hybrid Notes | 1 - 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	108
Subordinated Hybrid Notes | 3 – 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	108
Subordinated Hybrid Notes | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loans and borrowings, Expected Cash Flows	$ 1,139